Analysis of segment statement of financial position by business type (Tables)	12 Months Ended
Dec. 31, 2017
Asia
Disclosure of operating segments [line items]
Schedule of segment statement of financial position by business type

		31 Dec 2017							31 Dec 2016*
		Insurance
	Note	With- profits business	Unit- linked assets and liabilities	Other business	Total	Asset management	Eliminations	Total	Total

		£m	£m	£m	£m	£m	£m	£m	£m
Assets
Goodwill		—	—	244	244	61	—	305	306
Deferred acquisition costs and other intangible assets		45	—	2,490	2,535	5	—	2,540	2,319
Property, plant and equipment		86	—	36	122	3	—	125	124
Reinsurers' share of insurance contract liabilities		76	—	1,884	1,960	—	—	1,960	1,539
Deferred tax assets		—	—	102	102	10	—	112	107
Current tax recoverable		1	2	55	58	—	—	58	29
Accrued investment income		230	53	277	560	35	—	595	549
Other debtors		1,823	169	648	2,640	67	(32)	2,675	2,662
Investment properties		—	—	5	5	—	—	5	5
Investment in joint ventures and associates accounted for using the equity method		—	—	768	768	144	—	912	825
Loans	C3.3	725	—	592	1,317	—	—	1,317	1,303
Equity securities and portfolio holdings in unit trusts		14,995	13,199	1,759	29,953	23	—	29,976	23,599
Debt securities	C3.2	24,432	3,507	13,043	40,982	—	—	40,982	36,546
Derivative assets		82	5	26	113	—	—	113	47
Deposits		246	511	499	1,256	35	—	1,291	1,425
Assets held for sale	D1	—	—	—	—	—	—	—	3,863
Cash and cash equivalents		632	287	822	1,741	193	—	1,934	2,157

Total assets		43,373	17,733	23,250	84,356	576	(32)	84,900	77,405

Total equity		—	—	5,525	5,525	401	—	5,926	5,376

Liabilities
Insurance contract liabilities		33,861	15,935	13,672	63,468	—	—	63,468	54,417
Investment contract liabilities with discretionary participation features	C4.1	337	—	—	337	—	—	337	347
Investment contract liabilities without discretionary participation features	C4.1	—	328	—	328	—	—	328	254
Unallocated surplus of with—profits funds		3,474	—	—	3,474	—	—	3,474	2,667
Operational borrowings attributable to shareholder-financed operations		—	7	43	50	—	—	50	19
Borrowings attributable to with-profits operations		10	—	—	10	—	—	10	4
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		2,152	1,219	260	3,631	—	—	3,631	3,093
Deferred tax liabilities		774	38	340	1,152	—	—	1,152	935
Current tax liabilities		24	—	81	105	17	—	122	125
Accruals, deferred income and other liabilities		2,620	206	3,207	6,033	68	(32)	6,069	5,916
Provisions		62	—	102	164	90	—	254	229
Derivative liabilities		59	—	20	79	—	—	79	265
Liabilities held for sale	D1	—	—	—	—	—	—	—	3,758

Total liabilities		43,373	17,733	17,725	78,831	175	(32)	78,974	72,029

Total equity and liabilities		43,373	17,733	23,250	84,356	576	(32)	84,900	77,405

US
Disclosure of operating segments [line items]
Schedule of segment statement of financial position by business type

		31 Dec 2017						31 Dec 2016*
		Insurance
	Note	Variable annuity separate account assets and liabilities	Fixed annuity, GIC and other business	Total	Asset management	Eliminations	Total	Total

		£m	£m	£m	£m	£m	£m	£m
Assets
Goodwill		—	—	—	—	—	—	16
Deferred acquisition costs and other intangible assets		—	8,216	8,216	3	—	8,219	8,327
Property, plant and equipment		—	209	209	5	—	214	247
Reinsurers' share of insurance contract liabilities		—	6,424	6,424	—	—	6,424	7,224
Deferred tax assets		—	2,218	2,218	82	—	2,300	3,979
Current tax recoverable		—	284	284	14	—	298	101
Accrued investment income		—	444	444	48	—	492	628
Other debtors		—	247	247	77	(76)	248	304
Investment properties		—	5	5	—	—	5	6
Loans	C3.3	—	9,630	9,630	—	—	9,630	9,735
Equity securities and portfolio holdings in unit trusts		130,528	102	130,630	—	—	130,630	120,747
Debt securities	C3.2	—	35,378	35,378	—	—	35,378	40,745
Derivative assets		—	1,611	1,611	—	—	1,611	834
Other investments		—	844	844	4	—	848	992
Deposits		—	—	—	43	—	43	49
Cash and cash equivalents		—	1,224	1,224	434	—	1,658	1,135

Total assets		130,528	66,836	197,364	710	(76)	197,998	195,069

Total equity		—	5,013	5,013	235	—	5,248	5,408

Liabilities
Insurance contract liabilities		130,528	47,200	177,728	—	—	177,728	174,328
Investment contract liabilities without discretionary participation features	C4.1	—	2,996	2,996	—	—	2,996	3,298
Core structural borrowings of shareholder-financed operations		—	184	184	—	—	184	202
Operational borrowings attributable to shareholder—financed operations		—	508	508	—	—	508	480
Obligations under funding, securities lending and sale and repurchase agreements		—	4,304	4,304	—	—	4,304	3,534
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		—	—	—	—	—	—	—
Deferred tax liabilities		—	1,844	1,844	1	—	1,845	2,832
Current tax liabilities		—	46	46	1	—	47	—
Accruals, deferred income and other liabilities		—	4,728	4,728	457	(76)	5,109	4,920
Provisions		—	8	8	16	—	24	3
Derivative liabilities		—	5	5	—	—	5	64

Total liabilities		130,528	61,823	192,351	475	(76)	192,750	189,661

Total equity and liabilities		130,528	66,836	197,364	710	(76)	197,998	195,069

*	The 2016 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.

UK and Europe
Disclosure of operating segments [line items]
Schedule of segment statement of financial position by business type

		31 Dec 2017							31 Dec 2016*
		Insurance
			Other funds and subsidiaries
	Note	With- profits sub-funds note (i)	Unit- linked assets and liabilities	Annuity and other long-term business	Total	Asset management	Eliminations	Total	Total

		£m	£m	£m	£m	£m	£m	£m	£m
Assets
Goodwill		24	—	—	24	1,153	—	1,177	1,306
Deferred acquisition costs and other intangible assets		100	—	103	203	7	—	210	132
Property, plant and equipment		406	—	37	443	4	—	447	369
Reinsurers' share of insurance contract liabilities		1,269	133	1,119	2,521	—	—	2,521	2,590
Deferred tax assets		70	—	64	134	23	—	157	174
Current tax recoverable		63	—	181	244	—	—	244	308
Accrued investment income		892	107	553	1,552	6	—	1,558	1,939
Other debtors		1,553	76	624	2,253	941	(76)	3,118	3,233
Investment properties		14,153	682	1,652	16,487	—	—	16,487	14,635
Investment in joint ventures and associates accounted for using the equity method		464	—	—	464	40	—	504	448
Loans	C3.3	4,268	—	1,718	5,986	—	—	5,986	3,572
Equity securities and portfolio holdings in unit trusts		47,173	15,369	9	62,551	119	—	62,670	54,177
Debt securities	C3.2	50,661	6,711	35,335	92,707	—	—	92,707	90,796
Derivative assets		2,420	8	526	2,954	—	—	2,954	2,927
Other investments		4,744	11	1	4,756	18	—	4,774	4,473
Deposits		7,167	1,139	1,234	9,540	—	—	9,540	10,705
Assets held for salenote(ii)		38	—	—	38	—	—	38	726
Cash and cash equivalents		4,096	693	576	5,365	443	—	5,808	5,064

Total assets		139,561	24,929	43,732	208,222	2,754	(76)	210,900	197,574

Total equity		—	—	6,344	6,344	1,901	—	8,245	7,832

Liabilities
Insurance contract liabilities	C4.1	48,894	6,097	33,189	88,180	—	—	88,180	88,993
Investment contract liabilities with discretionary participation features	C4.1	62,323	—	17	62,340	—	—	62,340	52,490
Investment contract liabilities without discretionary participation features	C4.1	5	17,048	16	17,069	—	—	17,069	16,171
Unallocated surplus of with-profits funds	C4.1	13,477	—	—	13,477	—	—	13,477	11,650
Operational borrowings attributable to shareholder-financed operations		—	4	123	127	21	—	148	167
Borrowings attributable to with-profits operations		3,706	—	—	3,706	—	—	3,706	1,345
Obligations under funding, securities lending and sale and repurchase agreements		748	—	610	1,358	—	—	1,358	1,497
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,409	1,667	167	5,243	—	—	5,243	5,594
Deferred tax liabilities		1,410	—	274	1,684	19	—	1,703	1,592
Current tax liabilities		119	76	138	333	44	—	377	513
Accruals deferred income and other liabilities		4,791	36	1,293	6,120	565	(76)	6,609	6,688
Provisions		55	—	525	580	204	—	784	647
Derivative liabilities		624	1	1,036	1,661	—	—	1,661	1,860
Liabilities held for salenote(ii)		—	—	—	—	—	—	—	535

Total liabilities		139,561	24,929	37,388	201,878	853	(76)	202,655	189,742

Total equity and liabilities		139,561	24,929	43,732	208,222	2,754	(76)	210,900	197,574

*	The 2016 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.